Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of Debt Conversions [Table Text Block]
 The Senior Warrants and the conversion feature of the Senior Notes are classified as a liability in the consolidated condensed balance sheet as follows:

	Warrants	Conversion Feature	Total

Original valuation – May 8, 2013	$2,938,000	$1,512,000	$4,450,000
Adjustment to fair value	(2,091,226)	(1,504,597)	(3,595,823)
Ending Balance – September 30, 2013	$846,774	$7,403	$854,177

Schedule of Debt [Table Text Block]
As of September 30, 2013, the principal balance of the Senior Notes (net of discount) was as follows:

	Convertible Note	Debt Discount	Net Total

Original valuation – May 8, 2013	$9,000,000	$(4,450,000)	$4,550,000
Installment Payments in Shares	(3,075,000)	-	(3,075,000)
Amortization of debt discount	-	2,051,198	2,051,198
Ending Balance – September 30, 2013	$5,925,000	$(2,398,802)	$3,526,198

Schedule of Subordinated Borrowing [Table Text Block]
The balance at September 30, 2013 related to the Subordinated Notes was comprised of:

Convertible notes payable, related and unrelated parties at May 8, 2013	$1,000,000
Unamortized debt discount	(220,003)
Ending balance at September 30, 2013	$779,997

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of September 30, 2013, the following table represents the Company’s fair value hierarchy for items that are required to be measured at fair value on a recurring basis:

	Fair
	Value	Level 1	Level 2	Level 3
Embedded note conversion feature	$7,403			$7,403
Warrant liability	$846,774			$846,774